Document and Entity Information	Jul. 19, 2025
Details
Registrant CIK	0001630176
Document Type	8-K
Document Period End Date	Jul. 19, 2025
Entity Registrant Name	HEALTHY EXTRACTS INC.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-55572
Entity Tax Identification Number	47-2594704
Entity Address, Address Line One	7375 Commercial Way
Entity Address, Address Line Two	Suite 125
Entity Address, City or Town	Henderson
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89011
Entity Address, Address Description	Address of principal executive offices
City Area Code	702
Local Phone Number	463-1004
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false